CONVERTIBLE PROMISSORY NOTE	9 Months Ended
Sep. 30, 2021
CONVERTIBLE PROMISSORY NOTE [Abstract]
CONVERTIBLE PROMISSORY NOTE
11.	CONVERTIBLE PROMISSORY NOTE

During the year ended December 31, 2020, and the nine months ended September 30, 2021, the Company entered into multiple US dollar denominated convertible note agreements, with each convertible note containing a guaranteed interest rate between 5% and 10%, a 5% original issue discount on the principal of the convertible note, incentive common shares of the Company and the right to convert at a fixed price of US $0.06 to US $0.08 per share. As the convertible note and embedded conversion feature are denominated in US dollars and the Company has a Canadian dollar functional currency, they are within the scope of IAS 32 – Financial Instruments: Presentation, the value of the conversion feature is subject to changes in value based on the prevailing market price, resulting in a derivative liability. On initial recognition, the Company used the residual value method to allocate the principal amount of the convertible note between the derivative liability and host debt components. The derivative liability was valued first using the Black Scholes option pricing model and the residual was allocated to the host debt component. As the fair value of the debt, when discounted using the Company’s discount rate of 11.31% was greater than the total consideration received, the incentive shares were allocated a value of $nil.

The derivative liability is remeasured at fair value through profit or loss at each reporting period using the Black-Scholes pricing model using the following assumptions:

	September 30, 2021	December 31, 2020

Risk-free interest rate	0.12%	0.10 – 0.34%
Estimated life	0.5 - 0.75 years	0.5 - 0.75 years
Expected volatility	97%-140%	60% - 101%
Expected dividend yield	0.00%	0.00%

The convertible notes issued are as follows:

On April 14, 2020, the Company issued a convertible note for US$367,500 with a guaranteed interest rate of 10% and an original issue discount of US$17,500. The convertible note was received in two tranches, the first US$262,500 (CAD - $350,092) on April 17, 2020 (“First Tranche”) and the remaining US$105,000 (CAD - $139,893) on May 7, 2020 (“Second Tranche”). The convertible note had a maturity date of 225 days from the date the cash was received and could be converted into common shares of the Company at a conversion price of US$0.06 per common share. As consideration for the convertible note the Company issued 600,000 common shares valued at $nil.

On initial measurement the Company fair valued the conversion option of the First Tranche at $85,981 and allocated the residual value of $264,111 to the loan. The Company amortized the loan to maturity using an effective interest rate of 37.12%. During the year ended December 31, 2020, the First Tranche was converted into 4,929,897 common shares valued at $756,919.

The conversion option on the Second Tranche was fair valued at $39,528 with the residual value of $100,365 allocated to the loan. The loan was amortized to maturity using an effective interest rate of 49.31%. The loan matured on December 18, 2020, and during the nine months ended September 30, 2021, the Second Tranche was converted into 1,975,822 common shares valued at $316,132.

On June 29, 2020, the Company issued a second convertible note for US$210,000 (CAD - $273,526) with a guaranteed interest rate of 5% and an original issue discount of US$10,000. The note matures on February 9, 2021 and can be converted into common shares of the Company at a conversion price of US$0.08 per common share. As consideration for the convertible note the Company issued 300,000 common shares fair valued at $nil. The conversion option was fair valued at $60,816 with the residual value of $212,710 allocated to the loan. The loan is amortized to maturity using an effective interest rate of 33.98%. The loan was converted on January 13, 2021, into 2,756,250 common shares valued at $468,563.

On September 29, 2020, the Company issued a convertible note for US$157,500 (CAD - $201,178) with a guaranteed interest rate of 5% and an original issue discount of US$7,500. The note matures on March 28, 2021 and can be converted into common shares of the Company at a conversion price of US$0.06 per common share. As consideration for the convertible note the Company issued 150,000 common shares fair valued at $nil. The conversion option was fair valued at $47,535 with the residual value of $153,643 allocated to the loan. The loan is amortized to maturity using an effective interest rate of 37.44%. On February 2, 2021, the loan was converted into 2,756,250 common shares valued at $385,875.

On October 16, 2020, the Company issued a convertible note for US$78,750 (CAD - $99,239) with a guaranteed interest rate of 5% and an original issue discount of US$3,750. The note matures on April 14, 2021 and can be converted into common shares of the Company at a conversion price of US$0.06 per common share. As consideration for the convertible note the Company issued 75,000 common shares fair valued at $nil. The conversion option was fair valued at $29,544 with the residual value of $69,695 allocated to the loan. The loan is amortized to maturity using an effective interest rate of 48.62%. On February 17, 2021, the loan was converted into 1,378,125 common shares valued at $325,859.

On December 21, 2020, the Company issued a convertible note for US$105,000 (CAD - $128,770) with a guaranteed interest rate of 5% and an original issue discount of US$5,000. The note matures on June 19, 2021 and can be converted into common shares of the Company at a conversion price of US$0.06 per common share. As consideration for the convertible note the Company issued 100,000 common shares fair valued at $nil. The conversion option was fair valued at $38,631 with the residual value of $90,139 allocated to the loan. The loan is amortized to maturity using an effective interest rate of 49.31%. On May 20, 2021, the loan was converted into 1,837,500 common shares valued at $248,063.

On January 15, 2021, the Company issued a convertible note for US$183,750 (CAD - $222,651) with a guaranteed interest rate of 5% and an original issue discount of US$8,750. The note matures on July 14, 2021 and can be converted into common shares of the Company at a conversion price of US$0.06 per common share. As consideration for the convertible note the Company issued 175,000 common shares fair valued at $nil. The conversion option was fair valued at $66,795 with the residual value of $155,856 allocated to the loan. The loan is amortized to maturity using an effective interest rate of 52.26%. On May 20, 2021, the loan was converted into 3,215,625 common shares valued at $434,109.

On March 12, 2021, the Company issued a convertible note for US$367,500 (CAD - $436,699) with a guaranteed interest rate of 5% and an original issue discount of US$17,500. The note matures on September 8, 2021 and can be converted into common shares of the Company at a conversion price of US$0.13 per common share. As consideration for the convertible note the Company issued 300,000 common shares fair valued at $nil. The conversion option was fair valued at $157,212 with the residual value of $279,487 allocated to the loan. The loan is amortized to maturity using an effective interest rate of 67.96%. On September 22, 2021, the Company issued 2,670,925 common shares to settle US $184,000 of the outstanding balance. The shares were fair valued at $280,447.

On April 13, 2021, the Company issued a convertible note for US$341,250 (CAD - $427,873) with a guaranteed interest rate of 5% and an original issue discount of US$16,250. The note matures on October 10, 2021 and can be converted into common shares of the Company at a conversion price of US$0.13 per common share. The conversion option was fair valued at $10,817 and the loan was valued at $396,681. The loan is amortized to maturity using an effective interest rate of 4.88%.

On May 27, 2021, the Company issued a convertible note for US$341,250 (CAD - $412,479) with a guaranteed interest rate of 5% and an original issue discount of US$16,250. The note matures on November 23, 2021 and can be converted into common shares of the Company at a conversion price of US$0.13 per common share. The conversion option was fair valued at $18,356 and the loan was valued at $374,481. The loan is amortized to maturity using an effective interest rate of 5.98%.

On closing of the Trucking Acquisition, the Company issued a convertible note with face value of up to US$2,300,000 receivable in four tranches. Each of the first three funded tranches will carry a 5% Original Issue Discount (or “OID”). As consideration of the convertible note, the Company shall issue 500,000 common shares to the noteholder for each of the first three funded tranches. As at September 30, 2021, the first tranche of US $736,842 had been funded and 500,000 common shares were issued to the noteholder, valued at $nil.

The first tranche had a guaranteed interest rate of 8% and an original issue discount for US $36,842. The note matures on March 14, 2022 and can be converted into common shares of the Company at a conversion price of US $0.09 per common share. The conversion option was fair valued at $110,301 and the loan was fair valued at $776,844. The loan is amortized to maturity using an effective interest rate of 20.087%

The changes in the fair value of the derivative and loan balances were as follows:

	Convertible Debt $	Derivative Liability $

Balance, December 31, 2019	-	-
Additions	890,663	302,035
Interest expense	77,640	-
Accretion	246,291	-
Change in fair value of derivative liability	-	866,238
Conversion of convertible debt	(384,820)	(373,642)
Foreign exchange on loan	(63,704)	-
Balance, December 31, 2020	766,070	794,631
Additions	1,983,349	363,480
Interest expense	95,679	-
Accretion	430,670	-
Change in fair value of derivative liability	-	51,618
Conversion of convertible debt	(1,343,582)	(1,070,303)
Foreign exchange on loan	21,915	-

Balance, September 30, 2021	1,954,101	139,427